Note 17 - Reportable Business Segments (Details Textual)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Electricity contracts [member]
Statement Line Items [Line Items]
Percentage of entity's revenue	85.00%	83.00%
Gas contracts [member]
Statement Line Items [Line Items]
Percentage of entity's revenue	15.00%	17.00%